Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses

(8) Accrued Expenses

The components of accrued expenses for each of the reporting periods is shown in the table below (in millions):

	December 31,
	2012	2011
Other accrued expenses	$65.3	$72.5
Employee-related accruals	58.9	75.0
Accrued interest	22.6	38.4
Income taxes payable	10.3	20.5
Non-income taxes payable	20.9	19.9
Interest rate swap arrangements	—	12.3
Deferred income taxes	8.5	8.0
Cost reduction-related accruals	15.6	6.0

	$202.1	$252.6

The Company has undertaken cost reduction initiatives in its existing businesses as well as in its acquired businesses. Cost reduction initiatives typically include severance and facility closure costs. Expenses associated with such actions recognized in our statements of operations during the years ended December 31, 2012, 2011 and 2010, were $16.9 million, $5.9 million and $3.1 million, respectively. As of December 31, 2012 and 2011, $15.6 million and $6.0 million, respectively, of our aggregate liabilities were included in accrued expenses and $2.9 million and $5.5 million, respectively, were included in other long-term liabilities.